Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Jan. 01, 2017	$ 15,598	$ 14,942,601	$ (15,452,626)	$ (494,427)
Balance, shares at Jan. 01, 2017	155,979,297
Common stock issued for related party debt	$ 252	251,353		251,605
Common stock issued for related party debt, shares	2,516,050
Common stock issued for accrued compensation	$ 381	380,121		380,502
Common stock issued for accrued compensation, shares	3,805,017
Common stock issued for services	$ 3	2,497		2,500
Common stock issued for services, shares	25,000
Net loss for the year			(662,297)	(662,297)
Balance at Dec. 31, 2017	$ 16,234	15,576,572	(16,114,923)	(522,117)
Balance, shares at Dec. 31, 2017	162,325,364
Stock based compensation
Net loss for the year			(126,630)	(126,630)
Balance at Mar. 31, 2018	$ 16,234	15,576,572	(16,241,553)	(648,747)
Balance, shares at Mar. 31, 2018	162,325,364
Balance at Dec. 31, 2017	$ 16,234	15,576,572	(16,114,923)	(522,117)
Balance, shares at Dec. 31, 2017	162,325,364
Common stock issued for services	$ 3	3,747		3,750
Common stock issued for services, shares	25,000
Warrants issued as non-cash interest		7,660		7,660
Option expense for officers		182,213		182,213
Net loss for the year			(1,393,544)	(1,393,544)
Balance at Dec. 31, 2018	$ 16,237	15,770,192	(17,508,467)	(1,722,038)
Balance, shares at Dec. 31, 2018	162,350,364
Stock based compensation		66,262		66,262
Net loss for the year			(406,945)	(406,945)
Balance at Mar. 31, 2019	$ 16,237	$ 15,836,454	$ (17,915,412)	$ (2,062,721)
Balance, shares at Mar. 31, 2019	162,350,364